OPPENHEIMER TOTAL RETURN FUND, INC.
                 Supplement dated February 12, 2001 to the
                    Prospectus dated February 12, 2001




      Class N shares of Oppenheimer Total Return Fund, Inc. are not currently being offered for sale.









February 12, 2001                                           PS0420.019

                    OPPENHEIMER TOTAL RETURN FUND, INC.
                 Supplement dated February 12, 2001 to the
        Statement of Additional Information dated February 12, 2001




      Class N shares of Oppenheimer Total Return Fund, Inc. are not currently being offered for sale.









February 12, 2001                                                   PX0420.009